S000058876 [Member] Average Annual Total Returns - Premier Shares	12 Months Ended	19 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	4.49%
Performance Inception Date		Jun. 11, 2024